Financing Income (Expenses), Net - Schedule of Components of the Financing Expenses (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of the Financing Expenses [Abstract]
Adjustment to liability in respect of government grants	[1]			₪ (74)
Issuance costs as part of shelf prospectus through public offering transaction	[2]	(504)
Interest in respect of leasing liability	[3]	(67)	(95)	(22)
Interest and discount expenses in respect of promissory notes	[4]	(722)	(1,328)	(592)
Revaluation expenses incurred from partial exercise of Commitment Amount under equity line	[4]	(101)	(1,318)	(531)
Exchange rate differentials, bank commissions and miscellaneous		(2,112)	(44)
Total		₪ (3,506)	₪ (2,785)	₪ (1,219)

[1]	See Note 11 above.
[2]	See Note 13C4 above.
[3]	See Note 9 above.
[4]	See Note 13C3 above.